PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 28,914	$ 20,797
Less - accumulated depreciation and amortization	(6,804)	(3,698)
Total	22,110	17,099
Depreciation expense	3,182	2,255	$ 1,683
Cost of disposed property and equipment	208	259
Accumulated depreciation of disposed property and equipment	76	122
Computers and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,208	3,823
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,291	1,291
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,011	13,985
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	173	173
Demonstration vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	800	0
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,308	1,308
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 7,123	$ 217